Goodwill And Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Research and development expense	$ 127	$ 117	$ 110
Panaya
Disclosure Of Intangible Assets [Line Items]
Goodwill pertaining to subsidiaries	$ 118
Panaya, Kallidus and Skava
Disclosure Of Intangible Assets [Line Items]
Goodwill pertaining to subsidiaries		$ 135